Acquisitions - Summary of Brief Description of the Most Significant Acquisition (Detail)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Pagero Group AB [Member]
Description Of Acquisitions Completed [Line Items]
Date of acquisition	January 2024
Name of acquiree	Pagero Group AB (publ) (“Pagero”)
Description of the acquiring segment	Corporates
Description of acquiree	A global leader in e-invoicing and indirect tax solutions, which it delivers through its Smart Business Network.
World Business Media Limited [Member]
Description Of Acquisitions Completed [Line Items]
Date of acquisition	January 2024
Name of acquiree	World Business Media Limited
Description of the acquiring segment	Reuters News
Description of acquiree	A cross-platform, subscription-based provider of editorial coverage for the global P&C and specialty (re)insurance industry.
SurePrep LLC [Member]
Description Of Acquisitions Completed [Line Items]
Date of acquisition		January 2023
Name of acquiree		SurePrep LLC
Description of the acquiring segment		Corporates and Tax & Accounting Professionals
Description of acquiree		A provider of tax automation software and services.